Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 45,465,962	$ 6,717,787
Short-term investments		3,000,000
Accounts receivable, net		8,842,220	5,906,938
Inventories		6,747,700	5,497,426
Prepayments and other current assets		235,803	96,086
TOTAL CURRENT ASSETS		64,349,909	18,230,893
NON-CURRENT ASSETS:
Property, plant, and equipment, net		16,201,530	4,248,793
Land-use rights, net		2,216,734	2,175,012
Intangible assets, net		38,781	40,315
Finance lease assets		49,301	76,535
Deferred tax assets		7,088	5,804
TOTAL NON-CURRENT ASSETS		18,513,434	6,546,459
TOTAL ASSETS		82,863,343	24,777,352
CURRENT LIABILITIES:
Accounts payable		2,475,510	3,286,866
Bank loans		6,969,090	4,618,839
Contract liabilities		211,465	8,674
Accrued expenses and other payables		695,873	347,598
Warranty liabilities		27,728	25,941
Income taxes payable		100,882
Current finance lease liabilities		45,342	57,326
TOTAL CURRENT LIABILITIES		11,384,801	8,627,115
NON-CURRENT LIABILITIES:
Finance lease liabilities			15,368
TOTAL NON-CURRENT LIABILITIES			15,368
TOTAL LIABILITIES		11,384,801	8,642,483
COMMITMENTS AND CONTINGENCIES (NOTE 22)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		70,887,594	17,727,063
Statutory reserve		539,506	361,083
Retained earnings		(1,413,847)	(2,244,434)
Accumulated other comprehensive income		1,129,194	289,267
TOTAL SHAREHOLDERS’ EQUITY		71,478,542	16,134,869
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		82,863,343	24,777,352
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	334,845	640
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,250	1,250
Related Party
CURRENT ASSETS:
Amounts due from related parties		58,224	12,656
CURRENT LIABILITIES:
Amounts due to related parties		$ 858,911	$ 281,871

[1]	The shares are presented on a retrospective basis to give effect to the 1-for-200 share consolidation of the Company’s authorized and issued ordinary shares effective July 6, 2026, following the 1-for-16 share consolidation of the Company’s authorized and issued ordinary shares effective April 6, 2026.